Schedule I - Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
Balance sheet

	As of December 31,
	2024	2025
	RMB	RMB	US$
			Note 2(f)
Assets
Cash and cash equivalent, net of allowance for doubtful accounts	1,564	580	83
Amount due from related parties	109	105	15
Prepaid expenses	980	305	43
Other receivables due from subsidiaries and affiliates, net of allowance for doubtful accounts	314,513	296,854	42,450
Investment in subsidiaries	124,272	164,605	23,538

Total assets	441,438	462,449	66,129

Liabilities and Shareholders ’ equity
Other payables and accrued expenses	17,893	17,897	2,559
Payroll and welfare payable	14,805	33,323	4,765

Total liabilities	32,698	51,220	7,324

Shareholders ’ equity
Class A common shares (US$ 0.00001 par value; 7,000,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 912,301,216, and 1,062,301,216 shares issued as of December 31, 2024 and 2025, respectively; 858,266,416 shares and 860,016,416 shares outstanding as of December 31, 2024 and 2025, respectively)	63	63	9
Class B common shares (US$ 0.00001 par value; 800,000,000 shares authorized and 150,591,207 shares issued and 150,591,207 shares outstanding as of December 31, 2024 and 2025, respectively)	10	10	1
Treasury stock (50,414,900 and 50,414,900 shares as of December 31, 2024 and 2025, respectively)	(29,513)	(29,513)	(4,220)
Additional paid-in capital	909,930	910,209	130,158
Accumulated other comprehensive loss	(12,864)	(14,695)	(2,101)
Accumulated deficit	(458,886)	(454,845)	(65,042)

Total shareholders ’ equity	408,740	411,229	58,805

Total liabilities and shareholders ’ equity	441,438	462,449	66,129

Condensed Statement of Comprehensive Income
Statement of Comprehensive Income/(Loss)

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				Note 2(f)
Operating revenue
Other income	1,643	1,808	—	—

Total operating revenue	1,643	1,808	—	—

Operating cost and expenses
General and administrative expenses	(5,996)	(7,662)	(7,041)	(1,007)

Operating loss	(4,353)	(5,854)	(7,041)	(1,007)

Other expense
Interest income	1	—	—	—
Unrealized exchange income	(1)	—	—	—

Loss before income tax, and share of loss of subsidiaries and VIEs	(4,353)	(5,854)	(7,041)	(1,007)

Share of income of subsidiaries and VIEs	74,541	5,205	11,082	1,585

Net profit/(loss)	70,188	(649)	4,041	578

Net profit/(loss) attributable to common shareholders	70,188	(649)	4,041	578

Net profit/(loss)	70,188	(649)	4,041	578
Foreign currency translation adjustment, net of tax	3,635	1,196	(1,831)	(262)

Total comprehensive income	73,823	547	2,210	316

Condensed Cash Flow Statement
Statement of cash flows

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				Note 2(f)
Cash flows from operating activities:
Net profit/(loss)	70,188	(649)	4,041	578
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange loss	1	—	—	—
Share of income of subsidiaries and VIEs	(74,541)	(5,205)	(11,082)	(1,585)
Expected credit loss expenses	3	(1)	(622)	(89)

	(4,349)	(5,855)	(7,663)	(1,096)

Changes in operating assets and liabilities:
Increase/(decrease) in other payables and accrued expenses	4	(3)	1,294	185
Decrease in contract liabilities	(1,549)	(1,783)	—	—
Decrease in prepaid expense and other receivables	8,754	7,817	183	26
(Increase)/decrease in amount due from related parties	43	(3)	—	—

Net cash provided by/(used in) operating activities	2,903	173	(6,186)	(885)

Cash flows from investing activities:
Loans to subsidiaries	(6)	(14,539)	—	—
Repayment of loans to subsidiaries	—	—	5,033	720

Net cash provided by/(used in) investing activities	(6)	(14,539)	5,033	720

Cash flows from financing activities:
Proceeds from exercise of options	560	—	279	40
Repurchase of Class A common shares	(13,392)	(77)	—	—
Loans from subsidiaries	9,461	10,614	—	—

Net cash provided by/(used in) financing activities	(3,371)	10,537	279	40

Effect of exchange rate changes on cash and cash equivalents	158	96	(110)	(16)

Net decrease in cash and cash equivalents and restricted cash	(316)	(3,733)	(984)	(141)
Total cash and cash equivalents and restricted cash at beginning of year	5,613	5,297	1,564	224

Total cash and cash equivalents and restricted cash at end of year	5,297	1,564	580	83